Document and Entity Information	Dec. 08, 2022
Document and Entity Information [Abstract]
Document Type	8-K/A
Document Period End Date	Dec. 08, 2022
Entity File Number	001-35720
Entity Registrant Name	RH
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	45-3052669
Entity Address, Address Line One	15 Koch Road
Entity Address, State or Province	CA
Entity Address, City or Town	Corte Madera
Entity Address, Postal Zip Code	94925
City Area Code	415
Local Phone Number	924-1005
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.0001 par value
Trading Symbol	RH
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Entity Central Index Key	0001528849
Amendment Flag	true
Amendment Description	This Current Report on Form 8-K/A amends the Current Report on Form 8-K filed by RH (“we,” “us,” “our” or the “Company”) on December 8, 2022 (the “Original 8-K”). The Original 8-K furnished a press release and a shareholder letter announcing the Company’s financial results for the third quarter ended October 29, 2022.During the preparation of our response to a comment letter from the Division of Corporation Finance of the Securities and Exchange Commission related to a routine review of our Annual Report on Form 10-K for the fiscal year ended January 29, 2022, and Quarterly Report on Form 10-Q for the fiscal quarter ended October 29, 2022, we became aware of errors in the calculation of basic and diluted net income per share prepared in accordance with generally accepted accounting principles (“GAAP”) with respect to certain of the interim period financial statements for fiscal 2022 reported with respect to the fiscal quarters ended April 30, 2022, July 30, 2022 and October 29, 2022 (collectively, the “Prior Financial Statements”). Upon completion of our work to correct the errors in the Prior Financial Statements, we filed amended Quarterly Reports on Form 10-Q/A with the SEC on March 27, 2023 (collectively, the “10-Q Amendments”) in order to implement the required restatements (collectively, the “Restatements”). The Restatements are limited to the calculation of basic and diluted net income per share, including the weighted-average shares used in the computation of the diluted net income per share. For certain additional information about the Restatements, refer to the Company’s Current Report on Form 8-K (Item 4.02) filed on February 3, 2023.As previously reported in the Form 8-K (Item 4.02) filed on February 3, 2023, in response to an additional comment within the SEC Comment Letter, we also modified how we determine the applicable adjusted effective tax rate for purposes of calculating non-GAAP adjusted net income. This Current Report on Form 8-K/A also amends the Original 8-K and the corresponding Exhibit 99.2 (the “Exhibit”) that was included in the Original 8-K for the third quarter ended October 29, 2022 in order to furnish updated non-GAAP information and specifically to set forth certain modifications in how we determine the applicable adjusted tax rate for purposes of calculating non-GAAP adjusted net income and adjusted diluted net income per share as previously set forth in the Exhibit (collectively, the updated “Updated Non-GAAP Adjusted Net Income Information”).On March 27, 2023, the Company is posting supplemental financial information on its investor relations website (the “Supplemental Information”). The Supplemental Information has been prepared for convenience and sets forth an integrated overview summarizing the corrections and modifications made by virtue of: (i) the Restatements with respect to the Prior Financial Statements and (ii) the Updated Non-GAAP Adjusted Net Income Information with respect to the non-GAAP financial information previously presented in the Exhibit.